As filed with the Securities and Exchange Commission on September 3, 2019

File No. 333-79865

File No. 811-09371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16

Southern Farm Bureau Life Variable Account

(Exact Name of Registrant)

Southern Farm Bureau Life Insurance Company

(Name of Depositor)

1401 Livingston Lane

Jackson, Mississippi 39213

1-601-981-7422

(Address and Telephone Number of Principal Executive Office)

Perry McGaugh, Esquire

1401 Livingston Lane

Jackson, Mississippi 39213

(Name and Address of Agent for Service of Process)

Copy to:

Ann B. Furman, Esq.

Carlton Fields, P.A.

Suite 400 West

1025 Thomas Jefferson St., N. W.

Washington, D. C. 20007-5208

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b) of Rule 485;

☐  on (date) pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

Explanatory Note

The purpose of this Post-Effective Amendment is to add additional exhibits to the Registration Statement.  This Post-Effective Amendment does not delete, amend, or supersede any other information contained in the Registration Statement, as amended. For the avoidance of doubt, Parts A and B of the Registration Statement contained in Post-Effective Amendment No. 15, filed on April 30, 2010, are incorporated by reference to the extent required by applicable law.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)       Financial Statements(12)

All required financial statements are included in Part B.

(b)      Exhibits

(1)      Certified resolution of the board of directors of Southern Farm Bureau Life Insurance Company (the “Company”) establishing Southern Farm Bureau Life Variable Account (the “Account”).(1)

(2)      Not Applicable.

(3)      Not Applicable.

(4)      Contract Form.(1)

(a) Form of Traditional Individual Retirement Annuity Endorsement(11)

(b) Form of Simple Individual Retirement Annuity Endorsement(11)

(c) Form of Roth Individual Retirement Annuity Endorsement(11)

(d) Form of 403(b) Annuity Endorsement(11)

(5)      Contract Application.(1)

(a) Revised Contract Application(10)

(6)      (a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

(7)      Not Applicable.

(8)      (a) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(2)

(a)(1) Amendment to Participation Agreement(4)(8)(10)

(b) Participation Agreement relating to Fidelity Variable Insurance Products Fund II.(2)

(b)(1) Amendment to Participation Agreement(4)(8)(10)

(c) Participation Agreement relating to Fidelity Variable Insurance Products Fund III.(2)

(c)(1) Amendment to Participation Agreement(4)(8)(10)

(d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)

(d)(1) Amendment to Participation Agreement(4)(8)(10)

(e) Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)

(f) Form of Administrative Services Agreement.(2)

(g) Rule 22c-2 Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(9)

(h) Amendment to Rule 22c Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(11)

(i) Rule 22c-2 Shareholder Information Agreement relating to T. Rowe Price Funds(9)

(j) Rule 22c-2 Shareholder Information Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)

(9)      Opinion and Consent of Joseph A. Purvis, Esquire.(12)

(10)  (a) Consent of Jorden Burt LLP.(12)

(b) Consents of KPMG LLP.(12)

(c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA, Vice President, Product Development.(12)

(11)   Not Applicable.

(12)   Not Applicable.

(13)    Powers of Attorney.(1)(3)(5)(6)(7)(8)(9)(10)(11)(12)(13)

(a)       Power of Attorney for Ronald Roy Anderson(13)

(b)      Power of Attorney for Gerald Wilton Long(13)

(c)       Power of Attorney for Eddie Alan Melton(13)

(d)      Power of Attorney for Joseph Brantley Schirard, Jr.(13)

(e)       Power of Attorney for Robert Quincy Fountain, Jr.(13)

(f)        Power of Attorney for John Lawrence Hoblick, Sr.(13)

(g)       Power of Attorney for Donald Hubert Gant(13)

(h)      Power of Attorney for David Michael McCormick(13)

(i)          Power of Attorney for Jim Toney Harper(13)

(j)          Power of Attorney for Mark Edwin Haney(13)

(k)      Power of Attorney for Larry Bernard Wooten(13)

(l)          Power of Attorney for Malcolm Scott Whitford(13)

(m)  Power of Attorney for Richard Edward Hillman(13)

(n)      Power of Attorney for Harry Legare Ott, Jr.(13)

(o)      Power of Attorney for William Keistler Coleman(13)

(p)      Power of Attorney for Russell Wayne Boening(13)

(q)      Power of Attorney for Mark Randall Chamblee(13)

(r)         Power of Attorney for Scott E. Sink(13)

(s)        Power of Attorney for Harry Randal Veach(13)

(t)          Power of Attorney for Wayne Franklin Pryor(13)

(14)   (a) Letter to Contract Owners regarding exchange and cash-out offer - Non-qualified (13)

(b) Letter to Contract Owners regarding exchange and cash-out offer - 403(b) (13)

(c) Letter to Contract Owners regarding exchange and cash-out offer - IRA (13)

(1)     Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

(2)     Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.

(3)     Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2000.

(4)     Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5)     Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2003.

(6)     Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2004.

(7)     Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on February 25, 2005.

(8)     Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 28, 2006.

(9)     Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 27, 2007.

(10) Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 25, 2008.

(11) Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2009.

(12) Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2010.

(13) Filed herein.

Item 25. Directors and Officers of the Company

Name	Title

Ronald Roy Anderson	Director

John Lawrence Hoblick, Sr.	Director

Gerald Wilton Long	Director

Eddie Alan Melton	Director

Joseph Brantley Schirard, Jr.	Director

Robert Quincy Fountain, Jr.	Director

Donald Hubert Gant	Director

David Michael McCormick	Director

Malcolm Scott Whitford	Director

Jim Toney Harper	Director

Mark Edwin Haney	Director

Larry Bernard Wooten	Director

Richard Edward Hillman	Director

Harry Legare Ott, Jr.	Director

William Keistler Coleman	Director

Russell Wayne Boening	Director

Mark Randall Chamblee	Director

Scott E. Sink	Director

Harry Randal Veach	Chairman of the Board and President

Wayne Franklin Pryor	First Vice President and Director

Randy Johns	Executive Vice President, Chief Executive Officer

Robert Ward	Senior Vice President, Chief Financial Officer

David Hurt	Senior Vice President, Marketing

Billy Sims	Senior Vice President, Policy Administration

Charlie Allen	Vice President, Chief Technology Officer

Jeremy Wesson	Vice President, Underwriting and New Business Administration

David N. Duddleston, M.D.	Vice President, Medical Director

Stan Dickens	Senior Vice President, Chief Actuary

Harper Keeler	Vice President, Realty Investments

Diane Boyette	Vice President, Chief Compliance Officer

Lusby Brown	Senior Vice President, Chief Investment Officer

Perry McGaugh	Senior Vice President, General Counsel and Secretary

Bengie Goff	Vice President, Agency

David Simmonds	Vice President, Controller

Name	Title

Joyce Plunkett	Vice President, Human Resources

Laura Humphries	Vice President, Policy Services

Jeff Styres	Vice President, Legal

Shelia R. Hudson	Vice President, Internal Auditing
Cathy Martin	Vice President, Group Administration and Appointed Actuary
Rick McKissack	Vice President, Marketing Data and E-Services
Mark Polk	Vice President, Securities Management
Doug Redman	Vice President, Pension Administration and Chief Risk Officer
Nancy Baker	Vice President, Claims

*   The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

Name	Jurisdiction	Percent Of Voting Securities Owned

Arkansas Farm Bureau Investment Corporation	Arkansas	Controlling interest owned by Arkansas Farm Bureau Federation

Florida Farm Bureau Holding Corporation	Florida	Controlling interest owned by Florida Farm Bureau Federation

Georgia Farm Bureau Federation Holding Co., Inc.	Georgia	Controlling interest owned by Georgia Farm Bureau Federation

Kentucky Farm Bureau Investment Corporation	Kentucky	Controlling Interest owned by Kentucky Farm Bureau Federation

Louisiana Farm Bureau Investment Corporation	Louisiana	Controlling Interest owned by Louisiana Farm Bureau Federation

Mississippi Farm Bureau Investment Corporation	Mississippi	Controlling Interest Owned by Mississippi Farm Bureau Federation

North Carolina Farm Bureau Investment Corporation	North Carolina	Controlling Interest Owned by North Carolina Farm Bureau Federation

South Carolina Farm Bureau Investment Corporation	South Carolina	Controlling Interest Owned by South Carolina Farm Bureau Federation

Texas Farm Bureau Investment Corporation	Texas	Controlling Interest Owned by Texas Farm Bureau

Virginia Farm Bureau Holding Corporation	Virginia	Controlling Interest Owned by Virginia Farm Bureau Federation

Name	Jurisdiction	Percent Of Voting Securities Owned

Southern Farm Bureau Life Insurance	Mississippi	10% of voting securities owned by each of the following:
Company		- Arkansas Farm Bureau Investment Corporation
- Florida Farm Bureau Holding Corporation
- Georgia Farm Bureau Federation Holding Co., Inc.
- Kentucky Farm Bureau Investment Corporation
- Louisiana Farm Bureau Investment Corporation
- Mississippi Farm Bureau Investment Corporation
- North Carolina Farm Bureau Investment Corporation
- South Carolina Farm Bureau Investment Corporation
- Texas Farm Bureau Investment Corporation
- Virginia Farm Bureau Holding Corporation

Florence-Burlington, LLC	South Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Oakwood Holdings, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Baycastle Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

Annandale Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

Cypress Lake Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

MR Properties, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Knoxville-Kingston, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Hou-Hempstead, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Baton Rouge-Perkins, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Destin-Poinciana, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Pearl-Hwy 80, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned

Lafayette-Pinhook, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Huntington-Jericho, LLC	New York	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Knoxville-Maynardville, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Birmingham-Grandview, LLC	Alabama	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Ft. Lauderdale-Broward, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Chattanooga-Lee, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Jackson-Old Canton, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Jackson-Echelon, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Mem-Monroe, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Hudson-Hwy 321, LLC	North Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Brentwood-Maryland Way, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Southern Capital Brokerage Company, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Old 98, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Abilene-Ridgemont, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Lakeover 1461, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Item 27. Number of Contract Owners

As of August 31, 2019, there were 407 Contract Owners.

Item 28. Indemnification

Article XI of the Company’s By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XI also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Not Applicable.

(b) Not Applicable.

(c) As of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as distributor and principal underwriter for the Registrant. The following chart gives information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during Registrant’s fiscal year ended December 31, 2009.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation

Southern Farm Bureau Fund Distributor, Inc.	$833,332	NA	NA	$118,427*

*                 Southern Farm Bureau Fund Distributor, Inc. received compensation from the Company for underwriting and distribution services in an amount equal to 0.50% of premiums paid and received under Contracts sold.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Southern Farm Bureau Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southern Farm Bureau Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Jackson, and State of Mississippi on this 3rd day of September, 2019.

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Randy Johns
Randy Johns
Executive Vice President and Chief Executive Officer
Southern Farm Bureau Life Insurance Company

By:	SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Randy Johns
Randy Johns
Executive Vice President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Randy Johns	Executive Vice President, Chief Executive Officer [Principal Executive Officer]	September 3, 2019
Randy Johns

/s/ Robert Ward	Senior Vice President, Chief Financial Officer [Principal Financial Officer] [Principal Accounting Officer]	September 3, 2019
Robert Ward

/s/ *	President and Chairman of the Board	September 3, 2019
Harry Randal Veach

/s/ *	First Vice President and Director	September 3, 2019
Wayne Franklin Pryor

/s/ *	Director	September 3, 2019
Ronald Roy Anderson

/s/ *	Director	September 3, 2019
Gerald Wilton Long

/s/ *	Director	September 3, 2019
Eddie Alan Melton

Signature	Title	Date

/s/ *	Director	September 3, 2019
Joseph Brantley Schirard, Jr.

/s/ *	Director	September 3, 2019
Robert Quincy Fountain, Jr.

/s/ *	Director	September 3, 2019
John Lawrence Hoblick, Sr.

/s/ *	Director	September 3, 2019
Donald Hubert Gant

/s/ *	Director	September 3, 2019
David Michael McCormick

/s/ *	Director	September 3, 2019
Jim Toney Harper

/s/ *	Director	September 3, 2019
Mark Edwin Haney

/s/ *	Director	September 3, 2019
Larry Bernard Wooten

/s/ *	Director	September 3, 2019
Malcolm Scott Whitford

/s/ *	Director	September 3, 2019
Richard Edward Hillman

/s/ *	Director	September 3, 2019
Harry Legare Ott, Jr.

/s/ *	Director	September 3, 2019
William Keistler Coleman

/s/ *	Director	September 3, 2019
Russell Wayne Boening

/s/ *	Director	September 3, 2019
Mark Randall Chamblee

/s/ *	Director	September 3, 2019
Scott E. Sink

*By: /s/ Perry McGaugh		September 3, 2019
Perry McGaugh Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Description

13(a)	Power of Attorney for Ronald Roy Anderson
13(b)	Power of Attorney for Gerald Wilton Long
13(c)	Power of Attorney for Eddie Alan Melton
13(d)	Power of Attorney for Joseph Brantley Schirard, Jr.
13(e)	Power of Attorney for Robert Quincy Fountain, Jr.
13(f)	Power of Attorney for John Lawrence Hoblick, Sr.
13(g)	Power of Attorney for Donald Hubert Gant
13(h)	Power of Attorney for David Michael McCormick
13(i)	Power of Attorney for Jim Toney Harper
13(j)	Power of Attorney for Mark Edwin Haney
13(k)	Power of Attorney for Larry Bernard Wooten
13(l)	Power of Attorney for Malcolm Scott Whitford
13(m)	Power of Attorney for Richard Edward Hillman
13(n)	Power of Attorney for Harry Legare Ott, Jr.
13(o)	Power of Attorney for William Keistler Coleman
13(p)	Power of Attorney for Russell Wayne Boening
13(q)	Power of Attorney for Mark Randall Chamblee
13(r)	Power of Attorney for Scott E. Sink
13(s)	Power of Attorney for Harry Randal Veach
13(t)	Power of Attorney for Wayne Franklin Pryor
14(a)	Letter to Contract Owners regarding exchange and cash-out offer – Non-qualified
14(b)	Letter to Contract Owners regarding exchange and cash-out offer – 403(b)
14(c)	Letter to Contract Owners regarding exchange and cash-out offer – IRA